[USAA        9800 Fredericksburg Road
 EAGLE       San Antonio, Texas 78288
 LOGO (R)]



                                May 1, 2006

VIA EDGAR


Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

RE:   USAA Investment Trust
      1933 Act File No. 2-91069
      1940 Act File No. 811-4019

Dear Sir or Madam:

          Pursuant to Rule 497(j) under the Securities Act of 1933, the registrant identified above certifies that the form of Prospectus and Statement of Additional Information that would have been filed under paragraph (b) or (c) of Rule 497 would not have differed from that contained in the most recent Post-Effective Amendment to the registrant's Registration Statement filed on April 27, 2006, and the text of the most recent Post-Effective Amendment to the registrant's Registration Statement has been filed electronically.

                                Sincerely,



                                /S/James L. Love
                                Executive Director Counsel

Enclosures
cc:  Kirkpatrick & Lockhart Nicholson Graham, LLP


USAA Investment Management Company